Credit risk - Schedule of Loans and Advances by Credit Grade (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Total financial assets	£ 870,816	£ 846,753
Total loans and advances to customers
Disclosure of credit risk exposure [line items]
Total financial assets	459,857	449,745
Total loans and advances to customers | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	404,624	384,394
Total loans and advances to customers | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	43,605	51,700
Total loans and advances to customers | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	5,608	6,010
Total loans and advances to customers | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	6,020	7,641
Retail – UK mortgages
Disclosure of credit risk exposure [line items]
Total financial assets	312,280	306,215
Retail – UK mortgages | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	269,707	256,435
Retail – UK mortgages | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	32,722	38,159
Retail – UK mortgages | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	3,831	3,980
Retail – UK mortgages | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	6,020	7,641
Credit cards
Disclosure of credit risk exposure [line items]
Total financial assets	15,661	15,118
Credit cards | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	13,385	12,457
Credit cards | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	2,144	2,507
Credit cards | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	132	154
Commercial Banking
Disclosure of credit risk exposure [line items]
Total financial assets	87,602	88,607
Commercial Banking | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	81,272	79,342
Commercial Banking | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	4,904	7,615
Commercial Banking | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,426	1,650
Gross carrying amount | Total loans and advances to customers
Disclosure of credit risk exposure [line items]
Total financial assets	463,048	453,462	£ 459,417
Gross carrying amount | Total loans and advances to customers | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	405,360	385,294	380,991
Gross carrying amount | Total loans and advances to customers | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	44,765	53,167	61,164
Gross carrying amount | Total loans and advances to customers | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	6,716	7,147	7,640
Gross carrying amount | Total loans and advances to customers | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	6,207	7,854	9,622
Gross carrying amount | Total Retail
Disclosure of credit risk exposure [line items]
Total financial assets	374,559	363,870
Gross carrying amount | Total Retail | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	323,878	305,763
Gross carrying amount | Total Retail | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	39,597	45,180
Gross carrying amount | Total Retail | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	4,877	5,073
Gross carrying amount | Total Retail | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	6,207	7,854
Gross carrying amount | Retail – UK mortgages
Disclosure of credit risk exposure [line items]
Total financial assets	313,128	307,320	312,338
Gross carrying amount | Retail – UK mortgages | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	282,314	230,877
Gross carrying amount | Retail – UK mortgages | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	15,871	56,674
Gross carrying amount | Retail – UK mortgages | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	1,408	2,932
Gross carrying amount | Retail – UK mortgages | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	290	590
Gross carrying amount | Retail – UK mortgages | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	2,872	4,056
Gross carrying amount | Retail – UK mortgages | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	10,373	12,191
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	269,760	256,596	257,517
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	32,995	38,533	41,783
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	261,101	226,740
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	21,213	4,137
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	8,487	29,637
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	7,384	27,037
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	112	219
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,296	2,713
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	17	0
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	273	590
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	43	0
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	2,829	4,056
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK mortgages | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK mortgages | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	4,166	4,337	3,416
Gross carrying amount | Retail – UK mortgages | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK mortgages | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK mortgages | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK mortgages | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK mortgages | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK mortgages | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	4,166	4,337
Gross carrying amount | Retail – UK mortgages | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	6,207	7,854	9,622
Gross carrying amount | Retail – UK mortgages | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK mortgages | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK mortgages | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK mortgages | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK mortgages | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK mortgages | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	6,207	7,854
Gross carrying amount | Credit cards
Disclosure of credit risk exposure [line items]
Total financial assets	16,240	15,817	14,992
Gross carrying amount | Credit cards | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	5,068	3,911
Gross carrying amount | Credit cards | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	8,360	8,407
Gross carrying amount | Credit cards | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	2,101	2,617
Gross carrying amount | Credit cards | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	152	232
Gross carrying amount | Credit cards | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	294	366
Gross carrying amount | Credit cards | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	265	284
Gross carrying amount | Credit cards | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	13,534	12,625	11,416
Gross carrying amount | Credit cards | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	2,441	2,908	3,287
Gross carrying amount | Credit cards | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	5,058	3,906
Gross carrying amount | Credit cards | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	10	5
Gross carrying amount | Credit cards | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	7,231	7,159
Gross carrying amount | Credit cards | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,129	1,248
Gross carrying amount | Credit cards | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,242	1,548
Gross carrying amount | Credit cards | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	859	1,069
Gross carrying amount | Credit cards | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	3	12
Gross carrying amount | Credit cards | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	149	220
Gross carrying amount | Credit cards | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Credit cards | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	294	366
Gross carrying amount | Credit cards | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Credit cards | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Credit cards | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	265	284	289
Gross carrying amount | Credit cards | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Credit cards | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Credit cards | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Credit cards | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Credit cards | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Credit cards | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	265	284
Gross carrying amount | Credit cards | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Credit cards | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Credit cards | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Credit cards | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Credit cards | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Credit cards | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Credit cards | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK unsecured loans and overdrafts
Disclosure of credit risk exposure [line items]
Total financial assets	10,736	8,486
Gross carrying amount | Retail – UK unsecured loans and overdrafts | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	1,209	639
Gross carrying amount | Retail – UK unsecured loans and overdrafts | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	7,504	5,402
Gross carrying amount | Retail – UK unsecured loans and overdrafts | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	1,354	1,729
Gross carrying amount | Retail – UK unsecured loans and overdrafts | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	142	178
Gross carrying amount | Retail – UK unsecured loans and overdrafts | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	352	342
Gross carrying amount | Retail – UK unsecured loans and overdrafts | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	175	196
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	9,314	7,103
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,247	1,187
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,207	638
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	2	1
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	7,020	5,152
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	484	250
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,047	1,256
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	307	473
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	31	43
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	111	135
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	9	14
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	343	328
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	175	196
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	175	196
Gross carrying amount | Retail – UK unsecured loans and overdrafts | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK Motor Finance
Disclosure of credit risk exposure [line items]
Total financial assets	16,419	15,680
Gross carrying amount | Retail – UK Motor Finance | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	9,727	10,548
Gross carrying amount | Retail – UK Motor Finance | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	5,656	3,789
Gross carrying amount | Retail – UK Motor Finance | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	687	997
Gross carrying amount | Retail – UK Motor Finance | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	46	63
Gross carrying amount | Retail – UK Motor Finance | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	179	171
Gross carrying amount | Retail – UK Motor Finance | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	124	112
Gross carrying amount | Retail – UK Motor Finance | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	13,897	13,541
Gross carrying amount | Retail – UK Motor Finance | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	2,398	2,027
Gross carrying amount | Retail – UK Motor Finance | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	8,967	9,979
Gross carrying amount | Retail – UK Motor Finance | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	760	569
Gross carrying amount | Retail – UK Motor Finance | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	4,487	2,791
Gross carrying amount | Retail – UK Motor Finance | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,169	998
Gross carrying amount | Retail – UK Motor Finance | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	440	769
Gross carrying amount | Retail – UK Motor Finance | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	247	228
Gross carrying amount | Retail – UK Motor Finance | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK Motor Finance | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	46	63
Gross carrying amount | Retail – UK Motor Finance | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	3	2
Gross carrying amount | Retail – UK Motor Finance | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	176	169
Gross carrying amount | Retail – UK Motor Finance | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK Motor Finance | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK Motor Finance | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	124	112
Gross carrying amount | Retail – UK Motor Finance | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK Motor Finance | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK Motor Finance | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK Motor Finance | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK Motor Finance | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK Motor Finance | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	124	112
Gross carrying amount | Retail – UK Motor Finance | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK Motor Finance | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK Motor Finance | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK Motor Finance | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK Motor Finance | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK Motor Finance | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – UK Motor Finance | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – other
Disclosure of credit risk exposure [line items]
Total financial assets	18,036	16,567
Gross carrying amount | Retail – other | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	15,401	13,853
Gross carrying amount | Retail – other | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	2,322	2,383
Gross carrying amount | Retail – other | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	150	86
Gross carrying amount | Retail – other | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	7	6
Gross carrying amount | Retail – other | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	9	95
Gross carrying amount | Retail – other | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	147	144
Gross carrying amount | Retail – other | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	17,373	15,898
Gross carrying amount | Retail – other | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	516	525
Gross carrying amount | Retail – other | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	15,163	13,613
Gross carrying amount | Retail – other | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	238	240
Gross carrying amount | Retail – other | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	2,132	2,197
Gross carrying amount | Retail – other | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	190	186
Gross carrying amount | Retail – other | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	78	0
Gross carrying amount | Retail – other | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	72	86
Gross carrying amount | Retail – other | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – other | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	7	6
Gross carrying amount | Retail – other | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	88
Gross carrying amount | Retail – other | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	9	7
Gross carrying amount | Retail – other | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – other | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – other | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	147	144
Gross carrying amount | Retail – other | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – other | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – other | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – other | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – other | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – other | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	147	144
Gross carrying amount | Retail – other | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – other | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – other | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – other | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – other | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – other | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Retail – other | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Commercial Banking
Disclosure of credit risk exposure [line items]
Total financial assets	88,484	89,629	95,373
Gross carrying amount | Commercial Banking | CMS 1–5
Disclosure of credit risk exposure [line items]
Total financial assets	26,931	14,107
Gross carrying amount | Commercial Banking | CMS 6–10
Disclosure of credit risk exposure [line items]
Total financial assets	17,182	30,658
Gross carrying amount | Commercial Banking | CMS 11–14
Disclosure of credit risk exposure [line items]
Total financial assets	33,552	34,137
Gross carrying amount | Commercial Banking | CMS 15–18
Disclosure of credit risk exposure [line items]
Total financial assets	8,255	7,834
Gross carrying amount | Commercial Banking | CMS 19
Disclosure of credit risk exposure [line items]
Total financial assets	725	825
Gross carrying amount | Commercial Banking | CMS 20–23
Disclosure of credit risk exposure [line items]
Total financial assets	1,839	2,068
Gross carrying amount | Commercial Banking | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	81,477	79,574	80,509
Gross carrying amount | Commercial Banking | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	5,168	7,987	11,493
Gross carrying amount | Commercial Banking | Stage 1 and 2 | CMS 1–5 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	26,925	14,100
Gross carrying amount | Commercial Banking | Stage 1 and 2 | CMS 1–5 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	6	7
Gross carrying amount | Commercial Banking | Stage 1 and 2 | CMS 6–10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	17,126	30,534
Gross carrying amount | Commercial Banking | Stage 1 and 2 | CMS 6–10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	56	124
Gross carrying amount | Commercial Banking | Stage 1 and 2 | CMS 11–14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	32,424	31,210
Gross carrying amount | Commercial Banking | Stage 1 and 2 | CMS 11–14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,128	2,927
Gross carrying amount | Commercial Banking | Stage 1 and 2 | CMS 15–18 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	5,002	3,719
Gross carrying amount | Commercial Banking | Stage 1 and 2 | CMS 15–18 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	3,253	4,115
Gross carrying amount | Commercial Banking | Stage 1 and 2 | CMS 19 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	11
Gross carrying amount | Commercial Banking | Stage 1 and 2 | CMS 19 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	725	814
Gross carrying amount | Commercial Banking | Stage 1 and 2 | CMS 20–23 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Commercial Banking | Stage 1 and 2 | CMS 20–23 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Commercial Banking | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,839	2,068	3,371
Gross carrying amount | Commercial Banking | Stage 3 £m | CMS 1–5 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Commercial Banking | Stage 3 £m | CMS 6–10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Commercial Banking | Stage 3 £m | CMS 11–14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Commercial Banking | Stage 3 £m | CMS 15–18 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Commercial Banking | Stage 3 £m | CMS 19 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Commercial Banking | Stage 3 £m | CMS 20–23 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	1,839	2,068
Gross carrying amount | Commercial Banking | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Commercial Banking | POCI £m | CMS 1–5 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Commercial Banking | POCI £m | CMS 6–10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Commercial Banking | POCI £m | CMS 11–14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Commercial Banking | POCI £m | CMS 15–18 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Commercial Banking | POCI £m | CMS 19 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Commercial Banking | POCI £m | CMS 20–23 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Other
Disclosure of credit risk exposure [line items]
Total financial assets	5	(37)
Gross carrying amount | Other | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	5	(43)
Gross carrying amount | Other | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Gross carrying amount | Other | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	6
Gross carrying amount | Other | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(3,481)	(4,084)
Allowance for expected credit losses | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(889)	(1,091)
Allowance for expected credit losses | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1,286)	(1,629)
Allowance for expected credit losses | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1,119)	(1,151)
Allowance for expected credit losses | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(187)	(213)
Allowance for expected credit losses | Total loans and advances to customers
Disclosure of credit risk exposure [line items]
Total financial assets	(3,191)	(3,717)	(4,518)
Allowance for expected credit losses | Total loans and advances to customers | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(736)	(900)	(700)
Allowance for expected credit losses | Total loans and advances to customers | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1,160)	(1,467)	(1,808)
Allowance for expected credit losses | Total loans and advances to customers | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1,108)	(1,137)	(1,757)
Allowance for expected credit losses | Total loans and advances to customers | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(187)	(213)	(253)
Allowance for expected credit losses | Total Retail
Disclosure of credit risk exposure [line items]
Total financial assets	(2,309)	(2,691)
Allowance for expected credit losses | Total Retail | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(531)	(668)
Allowance for expected credit losses | Total Retail | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(896)	(1,095)
Allowance for expected credit losses | Total Retail | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(695)	(715)
Allowance for expected credit losses | Total Retail | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(187)	(213)
Allowance for expected credit losses | Retail – UK mortgages
Disclosure of credit risk exposure [line items]
Total financial assets	(848)	(1,105)	(1,207)
Allowance for expected credit losses | Retail – UK mortgages | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	(189)	(160)
Allowance for expected credit losses | Retail – UK mortgages | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	(57)	(189)
Allowance for expected credit losses | Retail – UK mortgages | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	(15)	(37)
Allowance for expected credit losses | Retail – UK mortgages | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	(5)	(13)
Allowance for expected credit losses | Retail – UK mortgages | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	(60)	(136)
Allowance for expected credit losses | Retail – UK mortgages | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	(522)	(570)
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(53)	(161)	(91)
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(273)	(374)	(552)
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(46)	(123)
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(143)	(37)
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(6)	(38)
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(51)	(151)
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(15)	(37)
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(5)	(13)
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1)	0
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(59)	(136)
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK mortgages | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(335)	(357)	(311)
Allowance for expected credit losses | Retail – UK mortgages | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK mortgages | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK mortgages | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK mortgages | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK mortgages | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK mortgages | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(335)	(357)
Allowance for expected credit losses | Retail – UK mortgages | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(187)	(213)	(253)
Allowance for expected credit losses | Retail – UK mortgages | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK mortgages | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK mortgages | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK mortgages | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK mortgages | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK mortgages | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(187)	(213)
Allowance for expected credit losses | Credit cards
Disclosure of credit risk exposure [line items]
Total financial assets	(579)	(699)	(666)
Allowance for expected credit losses | Credit cards | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	(12)	(9)
Allowance for expected credit losses | Credit cards | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	(139)	(156)
Allowance for expected credit losses | Credit cards | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	(158)	(212)
Allowance for expected credit losses | Credit cards | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	(31)	(51)
Allowance for expected credit losses | Credit cards | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	(106)	(141)
Allowance for expected credit losses | Credit cards | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	(133)	(130)
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(149)	(168)	(120)
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(297)	(401)	(433)
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(11)	(9)
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1)	0
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(87)	(91)
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(52)	(65)
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(51)	(67)
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(107)	(145)
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	(1)
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(31)	(50)
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(106)	(141)
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Credit cards | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(133)	(130)	(113)
Allowance for expected credit losses | Credit cards | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Credit cards | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Credit cards | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Credit cards | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Credit cards | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Credit cards | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(133)	(130)
Allowance for expected credit losses | Credit cards | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Credit cards | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Credit cards | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Credit cards | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Credit cards | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Credit cards | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Credit cards | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts
Disclosure of credit risk exposure [line items]
Total financial assets	(460)	(460)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	(3)	(1)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	(125)	(101)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	(76)	(94)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	(25)	(31)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	(113)	(115)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	(118)	(118)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(145)	(134)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(197)	(208)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(3)	(1)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(98)	(83)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(27)	(18)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(40)	(44)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(36)	(50)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(3)	(4)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(22)	(27)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(1)	(2)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(112)	(113)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(118)	(118)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(118)	(118)
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK unsecured loans and overdrafts | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK Motor Finance
Disclosure of credit risk exposure [line items]
Total financial assets	(356)	(340)
Allowance for expected credit losses | Retail – UK Motor Finance | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	(128)	(154)
Allowance for expected credit losses | Retail – UK Motor Finance | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	(95)	(70)
Allowance for expected credit losses | Retail – UK Motor Finance | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	(19)	(16)
Allowance for expected credit losses | Retail – UK Motor Finance | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	(6)	(7)
Allowance for expected credit losses | Retail – UK Motor Finance | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	(36)	(30)
Allowance for expected credit losses | Retail – UK Motor Finance | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	(72)	(63)
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(169)	(186)
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(115)	(91)
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(112)	(142)
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(16)	(12)
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(55)	(41)
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(40)	(29)
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(2)	(3)
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(17)	(13)
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(6)	(7)
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(36)	(30)
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(72)	(63)
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(72)	(63)
Allowance for expected credit losses | Retail – UK Motor Finance | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK Motor Finance | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK Motor Finance | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK Motor Finance | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK Motor Finance | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK Motor Finance | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – UK Motor Finance | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other
Disclosure of credit risk exposure [line items]
Total financial assets	(66)	(87)
Allowance for expected credit losses | Retail – other | RMS 1–3
Disclosure of credit risk exposure [line items]
Total financial assets	(8)	(7)
Allowance for expected credit losses | Retail – other | RMS 4–6
Disclosure of credit risk exposure [line items]
Total financial assets	(18)	(29)
Allowance for expected credit losses | Retail – other | RMS 7–9
Disclosure of credit risk exposure [line items]
Total financial assets	(3)	(4)
Allowance for expected credit losses | Retail – other | RMS 10
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other | RMS 11–13
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other | RMS 14
Disclosure of credit risk exposure [line items]
Total financial assets	(37)	(47)
Allowance for expected credit losses | Retail – other | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(15)	(19)
Allowance for expected credit losses | Retail – other | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(14)	(21)
Allowance for expected credit losses | Retail – other | Stage 1 and 2 | RMS 1–3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(4)	(3)
Allowance for expected credit losses | Retail – other | Stage 1 and 2 | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(4)	(4)
Allowance for expected credit losses | Retail – other | Stage 1 and 2 | RMS 4–6 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(11)	(16)
Allowance for expected credit losses | Retail – other | Stage 1 and 2 | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(7)	(13)
Allowance for expected credit losses | Retail – other | Stage 1 and 2 | RMS 7–9 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other | Stage 1 and 2 | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(3)	(4)
Allowance for expected credit losses | Retail – other | Stage 1 and 2 | RMS 10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other | Stage 1 and 2 | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other | Stage 1 and 2 | RMS 11–13 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other | Stage 1 and 2 | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other | Stage 1 and 2 | RMS 14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other | Stage 1 and 2 | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(37)	(47)
Allowance for expected credit losses | Retail – other | Stage 3 £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other | Stage 3 £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other | Stage 3 £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other | Stage 3 £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other | Stage 3 £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other | Stage 3 £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(37)	(47)
Allowance for expected credit losses | Retail – other | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other | POCI £m | RMS 1–3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other | POCI £m | RMS 4–6 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other | POCI £m | RMS 7–9 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other | POCI £m | RMS 10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other | POCI £m | RMS 11–13 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Retail – other | POCI £m | RMS 14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Commercial Banking
Disclosure of credit risk exposure [line items]
Total financial assets	(882)	(1,022)	(1,698)
Allowance for expected credit losses | Commercial Banking | CMS 1–5
Disclosure of credit risk exposure [line items]
Total financial assets	(3)	(2)
Allowance for expected credit losses | Commercial Banking | CMS 6–10
Disclosure of credit risk exposure [line items]
Total financial assets	(13)	(32)
Allowance for expected credit losses | Commercial Banking | CMS 11–14
Disclosure of credit risk exposure [line items]
Total financial assets	(143)	(192)
Allowance for expected credit losses | Commercial Banking | CMS 15–18
Disclosure of credit risk exposure [line items]
Total financial assets	(233)	(297)
Allowance for expected credit losses | Commercial Banking | CMS 19
Disclosure of credit risk exposure [line items]
Total financial assets	(77)	(81)
Allowance for expected credit losses | Commercial Banking | CMS 20–23
Disclosure of credit risk exposure [line items]
Total financial assets	(413)	(418)
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(205)	(232)	(214)
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(264)	(372)	(414)
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | CMS 1–5 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(3)	(2)
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | CMS 1–5 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | CMS 6–10 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(13)	(32)
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | CMS 6–10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | CMS 11–14 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(122)	(133)
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | CMS 11–14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(21)	(59)
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | CMS 15–18 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(67)	(65)
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | CMS 15–18 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(166)	(232)
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | CMS 19 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | CMS 19 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(77)	(81)
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | CMS 20–23 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | CMS 20–23 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Commercial Banking | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(413)	(418)	£ (1,070)
Allowance for expected credit losses | Commercial Banking | Stage 3 £m | CMS 1–5 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Commercial Banking | Stage 3 £m | CMS 6–10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Commercial Banking | Stage 3 £m | CMS 11–14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Commercial Banking | Stage 3 £m | CMS 15–18 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Commercial Banking | Stage 3 £m | CMS 19 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Commercial Banking | Stage 3 £m | CMS 20–23 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	(413)	(418)
Allowance for expected credit losses | Commercial Banking | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Commercial Banking | POCI £m | CMS 1–5 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Commercial Banking | POCI £m | CMS 6–10 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Commercial Banking | POCI £m | CMS 11–14 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Commercial Banking | POCI £m | CMS 15–18 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Commercial Banking | POCI £m | CMS 19 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Commercial Banking | POCI £m | CMS 20–23 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Other
Disclosure of credit risk exposure [line items]
Total financial assets	0	(4)
Allowance for expected credit losses | Other | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Other | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	0
Allowance for expected credit losses | Other | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	0	(4)
Allowance for expected credit losses | Other | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total financial assets	£ 0	£ 0